FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets
Fixed assets, net consisted of the following:

(In millions)	Estimated Useful Lives (Years)	2024	2023
Land		$169	$109
Buildings and improvements	20 to 40	1,325	1,083
Machinery, tools and equipment	3 to 25	2,947	2,520
Rental assets	3 to 12	355	346
Other, including assets under construction		715	415
Fixed assets, gross		5,511	4,473
Accumulated depreciation		(2,512)	(2,313)
Fixed assets, net		$2,999	$2,160